WARRANTY LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
As of January 1,	22	22	16
Additional accrual	37	29	21
Utilized	(37)	(29)	(21)
As of December 31,	22	22	16